Share capital (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Schedule of share capital

	Number of ordinary shares		Amount
	2026	2025	2026	2025
	Units	Units	USD	USD

Issued and fully paid:
Ordinary shares
As at April 1	160,000,000	160,000,000	580	13,531,607
Issuance of shares during the financial year	310,788	-	31	-	*
Adjustment on acquisition of subsidiaries	-	-	(580)	(13,531,607)
Issuance of shares pursuant to investment of combining entities	6,089,526	-	16,609	580

As at March 31	166,400,314	160,000,000	16,640	580